Average Annual Total Returns	Delaware Ivy VIP Asset Strategy MSCI ACWI (All Country World Index) (gross) 1 year	Delaware Ivy VIP Asset Strategy MSCI ACWI (All Country World Index) (gross) 5 years	Delaware Ivy VIP Asset Strategy MSCI ACWI (All Country World Index) (gross) 10 years	Delaware Ivy VIP Asset Strategy Class I 1 year	Delaware Ivy VIP Asset Strategy Class I Lifetime	Delaware Ivy VIP Asset Strategy Class I Class I return before taxes	Delaware Ivy VIP Asset Strategy Class II 1 year	Delaware Ivy VIP Asset Strategy Class II 5 years	Delaware Ivy VIP Asset Strategy Class II 10 years	Delaware Ivy VIP Balanced S&P 500 Index 1 year	Delaware Ivy VIP Balanced S&P 500 Index 5 years	Delaware Ivy VIP Balanced S&P 500 Index 10 years	Delaware Ivy VIP Balanced Bloomberg US Aggregate Index 1 year	Delaware Ivy VIP Balanced Bloomberg US Aggregate Index 5 years	Delaware Ivy VIP Balanced Bloomberg US Aggregate Index 10 years	Delaware Ivy VIP Balanced Class II 1 year	Delaware Ivy VIP Balanced Class II 5 years	Delaware Ivy VIP Balanced Class II 10 years
Total	16.26%	12.26%	9.13%	14.16%	11.02%	Apr. 28, 2017	13.88%	8.61%	6.15%	18.40%	15.22%	8.90%	7.51%	4.44%	3.84%	14.11%	8.90%	8.90%